Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 57,495	$ 51,238	$ 55,375
Other revenue adjustments	$ 1,265	$ 24	$ 283
Bottom of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days